RESTRICTED CASH (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Restricted Cash [Abstract]
Operations	$ 57	$ 27
Credit obligations	24	30
Development projects	0	11
Total	81	68
Less: non-current	(32)	(24)
Current	$ 49	$ 44